Significant Commitments and Contingencies - Future Minimum Lease Obligation Payable under Operating Lease Contracts (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 320,214	$ 10,461	$ 309,423
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	68,631	2,242	39,342
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	140,137	4,578	130,182
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum finance lease payments payable	$ 111,446	$ 3,641	$ 139,899